GOODWILL AND OTHER INTANGIBLE ASSETS - Estimated Useful Lives of Intangible Assets (Details)	12 Months Ended
	Dec. 30, 2023	Dec. 31, 2022
Non-compete agreements
Acquired Finite-Lived Intangible Assets
Weighted average amortization period	7 years 6 months
Customer relationships
Acquired Finite-Lived Intangible Assets
Weighted average amortization period	10 years 4 months 26 days
Licensing agreements
Acquired Finite-Lived Intangible Assets
Estimated useful life	10 years	10 years
Weighted average amortization period	10 years
Patents
Acquired Finite-Lived Intangible Assets
Estimated useful life	10 years	10 years
Weighted average amortization period	10 years
Technology
Acquired Finite-Lived Intangible Assets
Weighted average amortization period	9 years 6 months
Tradename
Acquired Finite-Lived Intangible Assets
Weighted average amortization period	10 years 10 months 24 days
Software
Acquired Finite-Lived Intangible Assets
Weighted average amortization period	3 years
Minimum | Non-compete agreements
Acquired Finite-Lived Intangible Assets
Estimated useful life	2 years	2 years
Minimum | Customer relationships
Acquired Finite-Lived Intangible Assets
Estimated useful life	5 years	5 years
Minimum | Technology
Acquired Finite-Lived Intangible Assets
Estimated useful life	5 years	5 years
Minimum | Tradename
Acquired Finite-Lived Intangible Assets
Estimated useful life	5 years	5 years
Minimum | Software
Acquired Finite-Lived Intangible Assets
Estimated useful life	3 years	3 years
Maximum | Non-compete agreements
Acquired Finite-Lived Intangible Assets
Estimated useful life	15 years	15 years
Maximum | Customer relationships
Acquired Finite-Lived Intangible Assets
Estimated useful life	15 years	15 years
Maximum | Technology
Acquired Finite-Lived Intangible Assets
Estimated useful life	12 years	12 years
Maximum | Tradename
Acquired Finite-Lived Intangible Assets
Estimated useful life	25 years	25 years
Maximum | Software
Acquired Finite-Lived Intangible Assets
Estimated useful life	5 years	5 years